Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses
Schedule for prepaid expenses
	December 31, 2022	December 31, 2021
Professional fees	$-	$4,800
Other	14,918
Transfer agent fees	18,413	17,004
Total prepaid expenses	$37,832	$21,804